EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.61%
2,736	Air Products & Chemicals Inc	$ 775,382
1,403	Albemarle Corp	238,566
15,018	Ashland Inc	1,226,670
23,924	Cabot Corp	1,657,216
1,162	Celanese Corp	145,854
2,267	CF Industries Holdings Inc	194,373
8,623	Dow Inc	444,602
34,994	DuPont de Nemours Inc	2,610,202
17,291	Eastman Chemical Co	1,326,566
3,128	Ecolab Inc	529,883
148,035	Ecovyst Inc(a)	1,456,664
1,643	FMC Corp	110,032
113,476	Freeport-McMoRan Inc	4,231,520
3,220	International Flavors & Fragrances Inc	219,507
4,233	International Paper Co	150,145
6,011	Linde PLC	2,238,196
3,096	LyondellBasell Industries NV Class A	293,191
4,008	Mosaic Co	142,685
9,721	Newmont Corp	359,191
3,011	Nucor Corp	470,770
18,101	PPG Industries Inc	2,349,510
6,291	Rogers Corp(a)	827,078
4,102	Sherwin-Williams Co	1,046,215
1,978	Steel Dynamics Inc	212,081
		23,256,099
Communications — 11.21%
8,147	Airbnb Inc Class A(a)	1,117,850
73,019	Alphabet Inc Class A(a)	9,555,266
105,688	Alphabet Inc Class C(a)	13,934,963
165,325	Amazon.com Inc(a)	21,016,114
3,118	Arista Networks Inc(a)	573,494
87,285	AT&T Inc	1,311,021
438	Booking Holdings Inc(a)	1,350,770
1,612	CDW Corp	325,237
6,221	Charter Communications Inc Class A(a)	2,736,120
50,291	Cisco Systems Inc	2,703,644
90,555	Comcast Corp Class A	4,015,209
9,158	Corning Inc	279,044
6,804	eBay Inc	299,988
1,471	Etsy Inc(a)	94,997
1,795	Expedia Group Inc(a)	185,011
709	F5 Inc(a)	114,248
473	FactSet Research Systems Inc	206,824
2,971	Fox Corp Class A	92,695
1,481	Fox Corp Class B	42,771
7,063	Gen Digital Inc	124,874
4,764	Interpublic Group of Cos Inc	136,536
3,867	Juniper Networks Inc	107,464
3,633	Match Group Inc(a)	142,323
1,136	MercadoLibre Inc(a)	1,440,312
55,258	Meta Platforms Inc Class A(a)	16,589,004
2,053	Motorola Solutions Inc	558,909
11,646	Netflix Inc(a)	4,397,530
Shares		Fair Value
Communications — (continued)
4,793	News Corp Class A	$ 96,148
1,336	News Corp Class B	27,882
2,474	Omnicom Group Inc	184,263
3,759	Palo Alto Networks Inc(a)	881,260
6,518	Paramount Global Class B(b)	84,082
22,700	Scholastic Corp	865,778
21,762	Shopify Inc Class A(a)	1,187,552
2,013	Spotify Technology SA(a)	311,290
35,561	Thryv Holdings Inc(a)	667,480
16,093	T-Mobile US Inc(a)	2,253,825
9,859	Trade Desk Inc Class A(a)	770,481
37,910	Uber Technologies Inc(a)	1,743,481
56,491	United States Cellular Corp(a)(b)	2,427,418
1,116	VeriSign Inc(a)	226,023
51,855	Verizon Communications Inc	1,680,621
113,004	Viavi Solutions Inc(a)	1,032,857
22,544	Walt Disney Co(a)	1,827,191
27,753	Warner Bros Discovery Inc(a)	301,398
		100,021,248
Consumer, Cyclical — 9.76%
19,797	Academy Sports & Outdoors Inc	935,804
1,695	Alaska Air Group Inc(a)	62,851
7,953	American Airlines Group Inc(a)	101,878
3,525	Aptiv PLC(a)	347,530
42,097	Atlanta Braves Holdings Inc Class C(a)	1,504,126
651	AutoZone Inc(a)	1,653,533
2,728	Bath & Body Works Inc	92,206
2,395	Best Buy Co Inc	166,381
18,211	BJ's Wholesale Club Holdings Inc(a)	1,299,719
12,803	Boot Barn Holdings Inc(a)	1,039,476
3,062	BorgWarner Inc	123,613
22,194	Brunswick Corp	1,753,326
2,559	Caesars Entertainment Inc(a)	118,610
2,056	CarMax Inc(a)(b)	145,421
12,641	Carnival Corp(a)	173,434
818	Chipotle Mexican Grill Inc(a)	1,498,437
13,882	Churchill Downs Inc	1,610,867
10,674	Copart Inc(a)	459,943
5,454	Costco Wholesale Corp	3,081,292
19,069	Crocs Inc(a)	1,682,458
1,732	Cummins Inc	395,693
1,494	Darden Restaurants Inc	213,971
7,725	Delta Air Lines Inc	285,825
2,801	Dollar General Corp	296,346
2,633	Dollar Tree Inc(a)	280,283
421	Domino's Pizza Inc	159,471
3,788	DR Horton Inc	407,096
6,965	Fastenal Co	380,568
48,520	Ford Motor Co	602,618
98,467	General Motors Co	3,246,457
1,686	Genuine Parts Co	243,425
1,682	Hasbro Inc	111,247
16,301	Hilton Worldwide Holdings Inc	2,448,084

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
12,357	Home Depot Inc	$ 3,733,791
34,410	KB Home	1,592,495
4,071	Las Vegas Sands Corp	186,615
3,084	Lennar Corp Class A	346,117
1,711	Live Nation Entertainment Inc(a)	142,081
3,189	LKQ Corp	157,887
14,712	Lowe's Cos Inc	3,057,742
9,650	Marriott International Inc Class A	1,896,804
12,286	Marriott Vacations Worldwide Corp	1,236,340
8,962	McDonald's Corp	2,360,949
21,775	Methode Electronics Inc	497,559
3,372	MGM Resorts International	123,955
123,383	MRC Global Inc(a)	1,264,676
15,057	NIKE Inc Class B	1,439,750
5,483	Norwegian Cruise Line Holdings Ltd(a)	90,360
38	NVR Inc(a)	226,605
3,816	O'Reilly Automotive Inc(a)	3,468,210
6,487	PACCAR Inc	551,525
497	Pool Corp	176,982
61,709	PulteGroup Inc	4,569,551
530	Ralph Lauren Corp	61,528
4,199	Ross Stores Inc	474,277
2,994	Royal Caribbean Cruises Ltd(a)	275,867
25,650	Skyline Champion Corp(a)	1,634,418
71,137	Southwest Airlines Co	1,925,679
20,893	Starbucks Corp	1,906,904
2,904	Tapestry Inc	83,490
19,767	Target Corp	2,185,637
45,250	Tesla Inc(a)	11,322,455
14,161	TJX Cos Inc	1,258,630
1,385	Tractor Supply Co	281,224
597	Ulta Beauty Inc(a)	238,472
3,853	United Airlines Holdings Inc(a)	162,982
4,472	VF Corp	79,020
20,022	VSE Corp	1,009,910
38,021	Wabash National Corp	803,003
8,782	Walgreens Boots Alliance Inc	195,312
50,637	Walmart Inc	8,098,375
696	Whirlpool Corp	93,055
544	WW Grainger Inc	376,361
1,208	Wynn Resorts Ltd	111,631
3,443	Yum! Brands Inc	430,168
		87,050,381
Consumer, Non-Cyclical — 21.14%
43,724	Abbott Laboratories	4,234,669
38,624	AbbVie Inc	5,757,293
82,318	AdaptHealth Corp(a)	749,094
188,260	Alight Inc Class A(a)	1,334,763
3,896	Align Technology Inc(a)	1,189,527
47,618	Alkermes PLC(a)	1,333,780
1,113	Alnylam Pharmaceuticals Inc(a)	197,112
77,999	Alta Equipment Group Inc	940,668
63,504	Altria Group Inc	2,670,343
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,549	Amgen Inc	$ 1,760,109
12,135	AMN Healthcare Services Inc(a)	1,033,658
40,248	Andersons Inc	2,073,174
20,859	ANI Pharmaceuticals Inc(a)	1,211,074
6,534	Archer-Daniels-Midland Co	492,794
43,278	AstraZeneca PLC Sponsored ADR	2,930,786
5,028	Automatic Data Processing Inc	1,209,636
1,037	Avery Dennison Corp	189,429
6,375	Baxter International Inc	240,593
3,541	Becton Dickinson & Co	915,455
54,758	BellRing Brands Inc(a)	2,257,672
1,802	Biogen Inc(a)	463,132
268	Bio-Rad Laboratories Inc Class A(a)	96,065
1,869	Bio-Techne Corp	127,223
788	Block Inc(a)	34,877
17,939	Boston Scientific Corp(a)	947,179
25,748	Bristol-Myers Squibb Co	1,494,414
2,318	Brown-Forman Corp Class B	133,725
1,862	Bunge Ltd	201,562
2,452	Campbell Soup Co	100,728
3,227	Cardinal Health Inc	280,168
2,317	Catalent Inc(a)	105,493
2,062	Cencora Inc	371,098
6,654	Centene Corp(a)	458,328
614	Charles River Laboratories International Inc(a)	120,332
2,968	Church & Dwight Co Inc	271,958
14,517	Cigna Corp	4,152,878
1,083	Cintas Corp	520,934
1,482	Clorox Co	194,231
85,651	Coca-Cola Co	4,794,743
10,188	Colgate-Palmolive Co	724,469
16,362	Colliers International Group Inc	1,558,481
5,746	Conagra Brands Inc	157,555
10,626	CONMED Corp	1,071,632
1,989	Constellation Brands Inc Class A	499,895
638	Cooper Cos Inc	202,890
51,772	Corteva Inc	2,648,655
5,057	CoStar Group Inc(a)	388,833
105,989	Custom Truck One Source Inc(a)	657,132
15,757	CVS Health Corp	1,100,154
16,924	Danaher Corp	4,198,845
754	DaVita Inc(a)	71,276
2,742	DENTSPLY SIRONA Inc	93,667
4,813	Dexcom Inc(a)	449,053
7,563	Edwards Lifesciences Corp(a)	523,965
7,964	Elevance Health Inc	3,467,685
15,609	Eli Lilly & Co	8,384,062
26,397	Embecta Corp	397,275
1,536	Equifax Inc	281,365
3,962	Estee Lauder Cos Inc Class A	572,707
16,046	Euronet Worldwide Inc(a)	1,273,732
13,400	Exact Sciences Corp(a)	914,148
921	FleetCor Technologies Inc(a)	235,168

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
993	Gartner Inc(a)	$ 341,205
4,747	GE HealthCare Technologies Inc	322,986
7,171	General Mills Inc	458,872
15,210	Gilead Sciences Inc	1,139,837
3,146	Global Payments Inc	363,017
6,237	HCA Healthcare Inc	1,534,177
1,625	Henry Schein Inc(a)	120,656
13,441	Herc Holdings Inc	1,598,673
1,825	Hershey Co	365,146
3,034	Hologic Inc(a)	210,560
3,837	Hormel Foods Corp	145,921
1,522	Humana Inc	740,483
1,033	IDEXX Laboratories Inc(a)	451,700
1,898	Illumina Inc(a)	260,557
2,418	Incyte Corp(a)	139,688
48,448	Inmode Ltd(a)	1,475,726
860	Insulet Corp(a)	137,161
7,078	Intuitive Surgical Inc(a)	2,068,829
2,223	IQVIA Holdings Inc(a)	437,375
4,519	J & J Snack Foods Corp	739,534
1,303	J M Smucker Co	160,152
26,857	John Wiley & Sons Inc Class A	998,275
29,685	Johnson & Johnson	4,623,439
3,105	Kellanova	184,779
59,053	Kenvue Inc	1,185,784
64,907	Keurig Dr Pepper Inc	2,049,114
4,186	Kimberly-Clark Corp	505,878
27,491	Korn Ferry	1,304,173
9,574	Kraft Heinz Co	322,069
8,012	Kroger Co	358,537
1,062	Laboratory Corp of America Holdings	213,515
1,831	Lamb Weston Holdings Inc	169,294
34,396	Lantheus Holdings Inc(a)	2,389,834
451	MarketAxess Holdings Inc	96,352
3,148	McCormick & Co Inc	238,115
14,653	McKesson Corp	6,371,857
16,439	Medtronic PLC	1,288,160
64,437	Merck & Co Inc	6,633,789
5,469	Moderna Inc(a)	564,893
703	Molina Healthcare Inc(a)	230,507
2,197	Molson Coors Beverage Co Class B	139,707
16,816	Mondelez International Inc Class A	1,167,030
31,667	Monster Beverage Corp(a)	1,676,768
1,954	Moody's Corp	617,796
65,666	Nomad Foods Ltd(a)	999,437
59,325	Option Care Health Inc(a)	1,919,164
3,579	Organon & Co	62,131
47,104	Pacira BioSciences Inc(a)	1,445,151
15,670	PayPal Holdings Inc(a)	916,068
16,983	PepsiCo Inc	2,877,600
69,460	Pfizer Inc	2,303,988
19,007	Philip Morris International Inc	1,759,668
50,978	Procter & Gamble Co	7,435,651
55,873	Quanex Building Products Corp	1,573,942
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,751	Quanta Services Inc	$ 327,560
1,360	Quest Diagnostics Inc	165,730
9,492	Regeneron Pharmaceuticals Inc(a)	7,811,536
1,856	ResMed Inc	274,447
1,571	Revvity Inc	173,910
1,317	Robert Half Inc	96,510
3,219	Rollins Inc	120,165
4,007	S&P Global Inc	1,464,198
14,855	Sanofi	1,595,060
2,246	Sarepta Therapeutics Inc(a)	272,260
968	Seagen Inc(a)	205,361
17,318	Spectrum Brands Holdings Inc	1,356,865
1,246	STERIS PLC	273,397
4,130	Stryker Corp	1,128,605
55,868	Supernus Pharmaceuticals Inc(a)	1,540,281
6,169	Sysco Corp	407,462
552	Teleflex Inc	108,418
36,622	Tenet Healthcare Corp(a)	2,413,024
9,932	Thermo Fisher Scientific Inc	5,027,280
3,636	Tyson Foods Inc Class A	183,582
12,227	UFP Technologies Inc(a)	1,974,049
7,750	United Rentals Inc	3,445,418
8,074	United Therapeutics Corp(a)	1,823,674
11,399	UnitedHealth Group Inc	5,747,262
766	Universal Health Services Inc Class B	96,309
34,580	V2X Inc(a)	1,786,403
1,809	Verisk Analytics Inc	427,358
3,153	Vertex Pharmaceuticals Inc(a)	1,096,424
14,506	Viatris Inc	143,029
726	Waters Corp(a)	199,076
935	West Pharmaceutical Services Inc	350,821
2,639	Zimmer Biomet Holdings Inc	296,149
5,653	Zoetis Inc	983,509
		188,613,193
Energy — 7.11%
41,614	Antero Resources Corp(a)	1,056,163
3,724	APA Corp	153,056
12,596	Baker Hughes Co	444,891
38,961	California Resources Corp	2,182,206
57,244	ChampionX Corp	2,039,031
3,009	Cheniere Energy Inc	499,374
21,843	Chevron Corp	3,683,167
49,775	ConocoPhillips	5,963,045
9,530	Coterra Energy Inc	257,787
49,283	Delek US Holdings Inc	1,400,130
7,820	Devon Energy Corp	373,014
2,226	Diamondback Energy Inc	344,763
1,695	Enphase Energy Inc(a)	203,654
7,218	EOG Resources Inc	914,954
4,552	EQT Corp	184,720
106,512	Exxon Mobil Corp	12,523,681
7,580	First Solar Inc(a)	1,224,852
11,122	Halliburton Co	450,441

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Energy — (continued)
3,412	Hess Corp	$ 522,036
24,123	Kinder Morgan Inc	399,959
194,406	Kosmos Energy Ltd(a)	1,590,241
7,316	Marathon Oil Corp	195,703
4,910	Marathon Petroleum Corp	743,079
119,613	Newpark Resources Inc(a)	826,526
63,000	Noble Corp PLC	3,190,950
77,087	Northern Oil & Gas Inc	3,101,210
8,082	Occidental Petroleum Corp	524,360
7,165	ONEOK Inc	454,476
5,494	Phillips 66	660,104
2,897	Pioneer Natural Resources Co	665,006
17,476	Schlumberger NV	1,018,851
95,501	Shell PLC	3,026,268
698	SolarEdge Technologies Inc(a)	90,398
18,240	Talen Energy Corp(a)	964,896
2,702	Targa Resources Corp	231,616
37,114	Tidewater Inc(a)	2,637,692
22,834	Valero Energy Corp	3,235,806
55,119	Weatherford International PLC(a)	4,978,899
14,948	Williams Cos Inc	503,598
		63,460,603
Financial — 14.93%
6,571	Aflac Inc	504,324
23,041	Agree Realty Corp REIT	1,272,785
1,967	Alexandria Real Estate Equities Inc REIT	196,897
3,170	Allstate Corp	353,170
7,144	American Express Co	1,065,813
49,750	American International Group Inc	3,014,850
11,278	American Tower Corp REIT	1,854,667
1,274	Ameriprise Financial Inc	420,012
44,955	Ameris Bancorp	1,725,822
2,517	Aon PLC Class A	816,062
25,377	Apollo Global Management Inc	2,277,840
4,653	Arch Capital Group Ltd(a)	370,891
2,657	Arthur J Gallagher & Co	605,610
700	Assurant Inc	100,506
3,754	Assured Guaranty Ltd	227,192
1,790	AvalonBay Communities Inc REIT	307,415
76,429	AXA SA	2,267,562
28,124	Axos Financial Inc(a)	1,064,775
244,773	Bank of America Corp	6,701,885
9,485	Bank of New York Mellon Corp	404,535
22,440	Berkshire Hathaway Inc Class B(a)	7,860,732
1,720	BlackRock Inc	1,111,963
15,592	Blackstone Inc	1,670,527
1,784	Boston Properties Inc REIT	106,112
2,969	Brown & Brown Inc	207,355
68,341	Cadence Bank	1,450,196
1,307	Camden Property Trust REIT	123,616
38,812	Cannae Holdings Inc(a)	723,456
19,540	Capital One Financial Corp	1,896,357
Shares		Fair Value
Financial — (continued)
1,345	Cboe Global Markets Inc	$ 210,102
3,762	CBRE Group Inc Class A(a)	277,861
75,733	Charles Schwab Corp	4,157,742
5,082	Chubb Ltd	1,057,971
1,926	Cincinnati Financial Corp	197,011
110,530	Citigroup Inc	4,546,099
5,522	Citizens Financial Group Inc	147,990
4,443	CME Group Inc	889,577
1,697	Comerica Inc	70,510
5,334	Crown Castle Inc REIT	490,888
3,622	Digital Realty Trust Inc REIT	438,334
3,198	Discover Financial Services	277,043
37,298	Employers Holdings Inc	1,490,055
1,156	Equinix Inc REIT	839,557
81,070	Equity Commonwealth REIT	1,489,256
4,163	Equity Residential REIT	244,410
802	Essex Property Trust Inc REIT	170,096
553	Everest Re Group Ltd	205,533
2,545	Extra Space Storage Inc REIT	309,421
17,195	Federal Agricultural Mortgage Corp Class C	2,653,189
908	Federal Realty Investment Trust REIT	82,292
8,532	Fifth Third Bancorp	216,116
3,708	Franklin Resources Inc	91,143
42,912	Gaming & Leisure Properties Inc REIT	1,954,642
1,131	Globe Life Inc	122,974
15,342	Goldman Sachs Group Inc	4,964,211
3,825	Hartford Financial Services Group Inc	271,231
6,602	Healthpeak Properties Inc REIT	121,213
101,726	Home BancShares Inc	2,130,142
9,164	Host Hotels & Resorts Inc REIT	147,265
17,717	Huntington Bancshares Inc	184,257
6,967	Intercontinental Exchange Inc	766,509
64,353	International Money Express Inc(a)	1,089,496
5,905	Invesco Ltd	85,741
7,195	Invitation Homes Inc REIT	228,010
3,543	Iron Mountain Inc REIT	210,631
49,045	JPMorgan Chase & Co	7,112,506
28,413	Kemper Corp	1,194,198
12,194	KeyCorp	131,207
7,288	Kimco Realty Corp REIT	128,196
2,300	Loews Corp	145,613
2,002	M&T Bank Corp	253,153
6,046	Marsh & McLennan Cos Inc	1,150,554
17,376	Mastercard Inc Class A	6,879,332
22,011	McGrath RentCorp	2,206,383
7,857	MetLife Inc	494,284
1,501	Mid-America Apartment Communities Inc REIT	193,104
22,446	Morgan Stanley	1,833,165
4,237	Nasdaq Inc	205,876
2,553	Northern Trust Corp	177,382
99,377	OceanFirst Financial Corp	1,437,985

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
68,164	P10 Inc Class A	$ 794,111
27,510	Pinnacle Financial Partners Inc	1,844,270
26,359	PNC Financial Services Group Inc	3,236,094
30,454	Popular Inc	1,918,907
33,282	Postal Realty Trust Inc REIT Class A	449,307
2,666	Principal Financial Group Inc	192,139
7,217	Progressive Corp	1,005,328
11,384	Prologis Inc REIT	1,277,399
26,628	Prosperity Bancshares Inc	1,453,356
4,496	Prudential Financial Inc	426,625
1,965	Public Storage REIT	517,817
2,385	Raymond James Financial Inc	239,526
8,692	Realty Income Corp REIT	434,078
1,969	Regency Centers Corp REIT	117,037
11,394	Regions Financial Corp	195,977
1,297	SBA Communications Corp REIT	259,620
4,039	Simon Property Group Inc REIT	436,333
25,288	SouthState Corp	1,703,400
53,433	STAG Industrial Inc REIT	1,843,973
17,216	State Street Corp	1,152,783
24,180	Stifel Financial Corp	1,485,619
4,883	Synchrony Financial	149,273
2,709	T Rowe Price Group Inc	284,093
2,855	Travelers Cos Inc	466,250
16,361	Truist Financial Corp	468,088
4,033	UDR Inc REIT	143,857
19,301	US Bancorp	638,091
5,136	Ventas Inc REIT	216,380
12,255	VICI Properties Inc REIT	356,620
19,788	Visa Inc Class A	4,551,438
55,021	Vornado Realty Trust REIT	1,247,876
2,398	W R Berkley Corp	152,249
44,898	Wells Fargo & Co	1,834,532
6,506	Welltower Inc REIT	532,971
9,206	Weyerhaeuser Co REIT	282,256
1,253	Willis Towers Watson PLC	261,827
30,139	Wintrust Financial Corp	2,275,494
32,962	WSFS Financial Corp	1,203,113
1,921	Zions Bancorp NA	67,024
		133,189,514
Industrial — 11.00%
6,748	3M Co	631,748
1,510	A O Smith Corp	99,856
3,665	Agilent Technologies Inc	409,820
17,571	Albany International Corp Class A	1,516,026
1,092	Allegion PLC	113,786
18,184	Amcor PLC	166,565
2,852	AMETEK Inc	421,412
18,804	Amphenol Corp Class A	1,579,348
29,713	Arcosa Inc	2,136,365
11,837	Atkore Inc(a)	1,765,962
898	Axon Enterprise Inc(a)	178,693
Shares		Fair Value
Industrial — (continued)
26,120	Ball Corp	$ 1,300,254
22,703	Bel Fuse Inc Class B	1,083,387
6,993	Boeing Co(a)	1,340,418
10,389	Carrier Global Corp	573,473
6,283	Caterpillar Inc	1,715,259
49,906	CECO Environmental Corp(a)	796,999
1,526	CH Robinson Worldwide Inc	131,434
19,193	Clean Harbors Inc(a)	3,212,140
31,936	Columbus McKinnon Corp	1,114,886
38,976	CRH PLC	2,132,482
24,627	CSX Corp	757,280
5,246	Deere & Co	1,979,735
1,675	Dover Corp	233,679
10,828	Eaton Corp PLC	2,309,396
7,102	Emerson Electric Co	685,840
1,874	Expeditors International of Washington Inc	214,817
14,259	FedEx Corp	3,777,494
4,454	Fortive Corp	330,309
1,887	Garmin Ltd	198,512
105,551	Genco Shipping & Trading Ltd	1,476,659
784	Generac Holdings Inc(a)	85,425
2,769	General Dynamics Corp	611,866
13,415	General Electric Co	1,483,028
36,469	Griffon Corp	1,446,725
19,386	Honeywell International Inc	3,581,370
4,726	Howmet Aerospace Inc	218,578
485	Huntington Ingalls Industries Inc	99,221
928	IDEX Corp	193,043
3,387	Illinois Tool Works Inc	780,060
42,162	Ingersoll Rand Inc	2,686,563
30,301	International Seaways Inc	1,363,545
1,567	Jacobs Solutions Inc	213,896
119,922	Janus International Group Inc(a)	1,283,165
1,029	JB Hunt Transport Services Inc	193,987
42,152	Johnson Controls International PLC	2,242,908
11,487	Kadant Inc	2,590,893
2,267	Keysight Technologies Inc(a)	299,947
54,647	Kimball Electronics Inc(a)	1,496,235
35,129	Knife River Corp(a)	1,715,349
2,353	L3Harris Technologies Inc	409,704
118,862	Leonardo DRS Inc(a)	1,984,995
4,095	Littelfuse Inc	1,012,775
2,751	Lockheed Martin Corp	1,125,049
108,889	LSB Industries Inc(a)	1,113,935
752	Martin Marietta Materials Inc	308,681
2,952	Masco Corp	157,784
69,285	MDU Resources Group Inc	1,356,600
274	Mettler-Toledo International Inc(a)	303,611
739	Mohawk Industries Inc(a)	63,414
24,305	Moog Inc Class A	2,745,493
8,418	National Instruments Corp	501,881
694	Nordson Corp	154,880
2,798	Norfolk Southern Corp	551,010
7,744	Northrop Grumman Corp	3,408,831

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,101	Old Dominion Freight Line Inc	$ 450,463
5,091	Otis Worldwide Corp	408,858
1,087	Packaging Corp of America	166,909
1,584	Parker-Hannifin Corp	617,000
2,173	Pentair PLC	140,702
66,601	Pure Cycle Corp(a)	639,370
2,533	Republic Services Inc	360,978
3,117	Rockwell Automation Inc	891,057
45,707	RTX Corp	3,289,533
1,930	Sealed Air Corp	63,420
673	Snap-on Inc	171,655
1,954	Stanley Black & Decker Inc	163,315
20,924	TD SYNNEX Corp	2,089,471
3,762	TE Connectivity Ltd	464,720
583	Teledyne Technologies Inc(a)	238,202
2,365	Textron Inc	184,801
6,984	Trane Technologies PLC	1,417,123
1,816	TransDigm Group Inc(a)	1,531,124
2,872	Trimble Inc(a)	154,686
115,393	TTM Technologies Inc(a)	1,486,262
23,050	UFP Industries Inc	2,360,320
7,527	Union Pacific Corp	1,532,723
8,915	United Parcel Service Inc Class B	1,389,581
133,890	Vontier Corp	4,139,879
1,601	Vulcan Materials Co	323,434
4,535	Waste Management Inc	691,315
2,248	Westinghouse Air Brake Technologies Corp	238,895
3,349	Westrock Co	119,894
2,942	Xylem Inc	267,810
		98,161,981
Technology — 20.11%
7,765	Accenture PLC Class A	2,384,709
8,869	Activision Blizzard Inc	830,404
8,578	Adobe Inc(a)	4,373,922
27,161	Advanced Micro Devices Inc(a)	2,792,694
1,828	Akamai Technologies Inc(a)	194,755
6,189	Analog Devices Inc	1,083,632
1,040	ANSYS Inc(a)	309,452
208,214	Apple Inc	35,648,319
10,321	Applied Materials Inc	1,428,942
996	ASML Holding NV	586,305
2,611	Autodesk Inc(a)	540,242
7,522	Broadcom Inc	6,247,623
1,454	Broadridge Financial Solutions Inc	260,339
3,360	Cadence Design Systems Inc(a)	787,248
1,866	Ceridian HCM Holding Inc(a)	126,608
13,296	Cognizant Technology Solutions Corp Class A	900,671
15,541	Concentrix Corp	1,244,990
38,598	Crane NXT Co	2,144,891
23,741	CSG Systems International Inc	1,213,640
2,738	DXC Technology Co(a)	57,033
2,988	Electronic Arts Inc	359,755
Shares		Fair Value
Technology — (continued)
749	EPAM Systems Inc(a)	$ 191,512
303	Fair Isaac Corp(a)	263,165
7,187	Fidelity National Information Services Inc	397,225
7,501	Fiserv Inc(a)	847,313
8,090	Fortinet Inc(a)	474,721
16,397	Hewlett Packard Enterprise Co	284,816
10,954	HP Inc	281,518
1,237	HubSpot Inc(a)	609,222
51,661	Intel Corp	1,836,549
11,158	International Business Machines Corp	1,565,467
5,572	Intuit Inc	2,846,958
905	Jack Henry & Associates Inc	136,782
1,678	KLA Corp	769,631
2,809	Lam Research Corp	1,760,597
1,625	Leidos Holdings Inc	149,760
6,786	Microchip Technology Inc	529,647
13,501	Micron Technology Inc	918,473
141,800	Microsoft Corp	44,773,350
1,087	MongoDB Inc(a)	375,950
580	Monolithic Power Systems Inc	267,960
1,316	MSCI Inc	675,213
2,638	NetApp Inc	200,171
41,466	NVIDIA Corp	18,037,295
11,017	NXP Semiconductors NV	2,202,519
5,417	ON Semiconductor Corp(a)	503,510
80,708	Oracle Corp	8,548,591
4,005	Paychex Inc	461,897
599	Paycom Software Inc	155,303
1,311	PTC Inc(a)	185,742
1,236	Qorvo Inc(a)	118,001
45,188	QUALCOMM Inc	5,018,579
41,462	Rambus Inc(a)	2,313,165
1,310	Roper Technologies Inc	634,407
20,224	Salesforce Inc(a)	4,101,023
12,164	Science Applications International Corp	1,283,789
2,435	Seagate Technology Holdings PLC	160,588
57,820	Semtech Corp(a)	1,488,865
2,508	ServiceNow Inc(a)	1,401,872
1,906	Skyworks Solutions Inc	187,913
7,984	Super Micro Computer Inc(a)	2,189,372
4,513	Synopsys Inc(a)	2,071,332
2,010	Take-Two Interactive Software Inc(a)	282,184
1,898	Teradyne Inc	190,673
11,118	Texas Instruments Inc	1,767,873
20,553	Tower Semiconductor Ltd(a)	504,782
499	Tyler Technologies Inc(a)	192,684
68,155	Veradigm Inc(a)	895,557
4,073	Western Digital Corp(a)	185,851
2,217	Workday Inc Class A(a)	476,322
656	Zebra Technologies Corp Class A(a)	155,164
		179,387,027

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Utilities — 2.37%
8,572	AES Corp	$ 130,295
19,749	ALLETE Inc	1,042,746
3,234	Alliant Energy Corp	156,687
32,835	Ameren Corp	2,457,043
6,350	American Electric Power Co Inc	477,647
2,326	American Water Works Co Inc	288,029
1,802	Atmos Energy Corp	190,886
7,850	CenterPoint Energy Inc	210,773
3,502	CMS Energy Corp	185,991
4,263	Consolidated Edison Inc	364,614
26,218	Constellation Energy Corp	2,859,860
10,269	Dominion Energy Inc	458,716
2,493	DTE Energy Co	247,505
9,530	Duke Energy Corp	841,118
4,825	Edison International	305,374
2,548	Entergy Corp	235,690
2,964	Evergy Inc	150,275
4,212	Eversource Energy	244,928
61,847	Exelon Corp	2,337,198
6,115	FirstEnergy Corp	209,011
24,982	NextEra Energy Inc	1,431,219
4,843	NiSource Inc	119,525
77,361	NRG Energy Inc	2,979,946
25,638	PG&E Corp(a)	413,541
1,319	Pinnacle West Capital Corp	97,184
9,106	PPL Corp	214,537
6,118	Public Service Enterprise Group Inc	348,175
7,837	Sempra	533,151
13,432	Southern Co	869,319
3,780	WEC Energy Group Inc	304,479
6,715	Xcel Energy Inc	384,232
		21,089,694
TOTAL COMMON STOCK — 100.24% (Cost $859,219,569)		$894,229,740
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.34%
$12,033,800	U.S. Treasury Bills(c) 5.34%, 11/24/2023	$ 11,939,329
Repurchase Agreements — 0.07%
588,394	Undivided interest of 0.52% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $588,394 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(d)	588,394
TOTAL SHORT TERM INVESTMENTS — 1.41% (Cost $12,527,723)		$12,527,723
TOTAL INVESTMENTS — 101.65% (Cost $871,747,292)		$906,757,463
OTHER ASSETS & LIABILITIES, NET — (1.65)%		$(14,681,482)
TOTAL NET ASSETS — 100.00%		$892,075,981

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2023.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P 500® Emini Futures	119	USD	25,737	Dec 2023	$(142,763)
				Net Depreciation	$(142,763)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	17,055	EUR	15,800	12/20/2023	$283
BB	USD	590,034	GBP	473,600	12/20/2023	11,787
CIT	USD	108	EUR	100	12/20/2023	2
CIT	USD	13,206	GBP	10,600	12/20/2023	264
GS	USD	30,644	GBP	24,600	12/20/2023	608
HSB	USD	678,988	EUR	630,800	12/20/2023	9,367
HSB	USD	682,088	GBP	547,500	12/20/2023	13,613
MS	USD	4,017,963	EUR	3,719,200	12/20/2023	69,879
MS	USD	402,296	GBP	322,600	12/20/2023	8,415
RBS	USD	956,838	GBP	767,900	12/20/2023	19,264
SSB	USD	91,842	EUR	85,100	12/20/2023	1,505
SSB	USD	1,526,091	GBP	1,224,900	12/20/2023	30,538
TD	USD	329,405	GBP	264,400	12/20/2023	6,583
UBS	USD	655,359	EUR	608,600	12/20/2023	9,305
WES	USD	361,006	EUR	334,500	12/20/2023	5,920
WES	USD	487,248	GBP	391,100	12/20/2023	9,731
					Net Appreciation	$197,064
Counterparty Abbreviations
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$23,256,099	$—	$—	$23,256,099
Communications	100,021,248	—	—	100,021,248
Consumer, Cyclical	87,050,381	—	—	87,050,381
Consumer, Non-cyclical	187,018,133	1,595,060	—	188,613,193
Energy	60,434,335	3,026,268	—	63,460,603
Financial	130,921,952	2,267,562	—	133,189,514
Industrial	96,029,499	2,132,482	—	98,161,981
Technology	179,387,027	—	—	179,387,027
Utilities	21,089,694	—	—	21,089,694
	885,208,368	9,021,372	—	894,229,740
Short Term Investments	—	12,527,723	—	12,527,723
Total investments, at fair value:	885,208,368	21,549,095	—	906,757,463
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	197,064	—	197,064
Total Assets	$885,208,368	$21,746,159	$—	$906,954,527
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(142,763)	$—	$—	$(142,763)
Total Liabilities	$(142,763)	$0	$—	$(142,763)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

September 29, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 71 long futures contracts and an average of 0 short futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $9,966,729 in forward contracts for the reporting period.

September 29, 2023